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QUARTERLY REPORT | MARCH 31, 2026

OPPORTUNISTIC TRADER ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Shares	Value
0.09%	EXCHANGE TRADED FUNDS

0.09%	TREASURY FUNDS
	F/M US Treasury 3 Month Bill Fund ETF	122	$6,083

0.09%	TOTAL EXCHANGE TRADED FUNDS		6,083
	(Cost: $6,092)

		Principal	Value
78.02%	US TREASURY BILLS
	US Treasury Bill 4/30/2026 3.55%(A)	$ 5,500,000	$5,483,982

78.02%	TOTAL US TREASURY BILLS		5,483,982
	(Cost: $5,484,176)

QUARTERLY REPORT | MARCH 31, 2026

OPPORTUNISTIC TRADER ETF

Options PurchasedMarch 31, 2026 (unaudited)

8.27%	OPTIONS PURCHASED(A)(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
8.25%	CALL OPTIONS
	Invesco QQQ Trust Series	500	$ 28,859,000	$ 584.00	04/01/26	$32,000
	Invesco QQQ Trust Series	1,250	72,147,500	586.00	04/01/26	43,750
	S&P 500 Index	125	81,606,500	6,530.00	03/31/26	3,750
	S&P 500 Index	110	71,813,720	6,510.00	04/01/26	451,000
	S&P 500 Index	110	71,813,720	6,600.00	04/01/26	49,500
	TOTAL CALL OPTIONS					580,000
	(Cost: $599,978)

0.02%	PUT OPTIONS
	Invesco QQQ Trust Series	504	29,089,872	572.00	03/31/26	504
	S&P 500 Index	200	130,570,400	6,470.00	03/31/26	1,000
	TOTAL PUT OPTIONS					1,504
	(Cost: $15,096)

8.27%	TOTAL OPTIONS PURCHASED					581,504
	(Cost: $615,074)

86.38%	TOTAL INVESTMENTS					6,071,569
	(Cost: $6,105,342)
13.62%	Other assets, net of liabilities					957,333
100.00%	NET ASSETS					$ 7,028,902

(A)Non-income producing

(B)All or a portion of the security is held as collateral for options written

QUARTERLY REPORT | MARCH 31, 2026

OPPORTUNISTIC TRADER ETF

Schedule of Options WrittenMarch 31, 2026 (unaudited)

(9.42%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(9.41%)	CALL OPTIONS
	Invesco QQQ Trust Series	500	$ (28,859,000)	$ 580.00	04/01/26	$ (92,000)
	Invesco QQQ Trust Series	1,250	(72,147,500)	583.00	04/01/26	(107,500)
	S&P 500 Index	220	(143,627,440)	6,545.00	04/01/26	(462,000)
	(Premiums Received: $652,837)					(661,500)

(0.01%)	PUT OPTIONS
	S&P 500 Index	200	(130,570,400)	6,500.00	03/31/26	(600)
	(Premiums Received: $60,255)

(9.42%)	TOTAL OPTIONS WRITTEN					(662,100)
	(Premiums Received: $713,092)

(A)Non-income producing

QUARTERLY REPORT | MARCH 31, 2026

OPPORTUNISTIC TRADER ETF

Schedule of Options WrittenMarch 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Assets
Exchange Traded Funds	$ 6,083	$ —	$ —	$ 6,083
US Treasury Bills	—	5,483,982	—	5,483,982
Options Purchased	581,504	—	—	581,504
	$587,587	$5,483,982	$—	$6,071,569
Liabilties
Options Written	$(662,100)	$—	$—	$(662,100)
	$(662,100)	$—	$—	$(662,100)

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $5,392,250 and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$ 85,039
Gross unrealized depreciation	(67,819)
Net unrealized appreciation	$17,220